Debt - Schedule of Long-term Debt Outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Capital lease obligations and sale-leaseback financings	$ 139,758	$ 144,646
Total long-term debt	3,200,565	3,499,424
Less: total unamortized deferred financing costs	105,299	42,184
Less: current portion of long-term debt	121,870	95,968
Long-term debt, less current portion	2,973,396	3,361,272
Senior Notes
Debt Instrument [Line Items]
Total senior and other debt	800,000	1,388,036
Lines of credit
Debt Instrument [Line Items]
Total senior and other debt	42,195	47,833
Total long-term debt	42,195	47,833
Notes payable and other debt
Debt Instrument [Line Items]
Total senior and other debt	593,268	421,040
Senior and Other Debt
Debt Instrument [Line Items]
Total senior and other debt	3,060,807	3,354,778
Total long-term debt	3,075,463
Senior Long-term Debt | Senior Notes
Debt Instrument [Line Items]
Total senior and other debt	2,425,344	2,885,905
Secured Credit Facility | Senior Secured Credit Facility
Debt Instrument [Line Items]
Total senior and other debt	$ 1,625,344	$ 1,497,869